Contingent Consideration Liability (Details) - USD ($)	Jul. 12, 2023	Dec. 31, 2025	Dec. 31, 2024
Contingent Consideration Liability [Line Items]
Contingent consideration liability
Restricted Stock [Member]
Contingent Consideration Liability [Line Items]
Shares issued (in Shares)	3,951,368